Cover	Sep. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2021
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8547 E. Arapahoe Rd
Entity Address, Address Line Two	#J527
Entity Address, City or Town	Greenwood Village,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NONE
Trading Symbol	N/A
Security Exchange Name	NONE
Entity Emerging Growth Company	false